NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 9,586,276	$ 12,477,471
Restricted cash	$ 6,703,242	8,780,443
Bank fee percentage	0.05%
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 720,773	0
Repayment date	Dec. 27, 2017
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,441,545	0
Repayment date	Aug. 21, 2017
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 720,773	0
Repayment date	Jun. 22, 2017
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 648,695	0
Repayment date	Jun. 22, 2017
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 720,773	0
Repayment date	Apr. 19, 2017
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 720,773	0
Repayment date	Mar. 11, 2017
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,441,545	0
Repayment date	Jan. 25, 2017
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,441,545	0
Repayment date	Jan. 25, 2017
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,441,545	0
Repayment date	Jan. 25, 2017
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 288,309	0
Repayment date	Jan. 25, 2017
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 0	$ 1,540,429
Repayment date		Jun. 14, 2016
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,540,429
Repayment date		Jun. 14, 2016
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,540,429
Repayment date		Jun. 14, 2016
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,386,383
Repayment date		Apr. 18, 2016
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,540,429
Repayment date		Jan. 15, 2016
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,540,429
Repayment date		Jan. 14, 2016
Bank Acceptance Note Seventeen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,540,429
Repayment date		Jan. 14, 2016
Bank Acceptance Note Eighteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	0	$ 1,078,300
Repayment date		Jan. 14, 2016
Bank Acceptance Note Nineteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 0	$ 770,214
Repayment date		Jan. 14, 2016